Investments in Equity Investees (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Investments in Equity Investees
Investments in equity investees	$ 82,999	$ 76,479
SHPL
Investments in Equity Investees
Investments in equity investees	82,538	75,999	$ 66,465
Other
Investments in Equity Investees
Investments in equity investees	$ 461	$ 480